Shareholder Report, Holdings (Details) - MATTHEW 25 FUND	Dec. 31, 2025
Pharamaceutical Preparations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
Federal And Federally Sponsored Credit Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
Security Brokers Dealrers And Exchanges [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Services Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Motor Vehicles And Passenger Car Bodies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
National Commerical Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Fire Marine And Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Finance Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Air Courier Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Carpet And Rugs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Chemicals And Allied Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Steelworks Blast Furnaces And Rolling Mills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.07%
Taiwan Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%
Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
Eli Lilly [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
Federal Agricultural [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
Goldman Sachs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Mercadolibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
J P Morgan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Semiconductors And Related Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.21%
Retail Catalog And Mail Order Houses [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
Electronic Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
Investment Advice [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
State Commerical Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Hotels And Motels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%